Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Permanent book – tax difference	4.50%	(3.30%)	(5.80%)
Different tax rates in other jurisdictions	(2.00%)	(0.40%)	1.70%
Effect of tax holiday	(4.40%)	(8.40%)	(41.50%)
Change in valuation allowance	(23.10%)	(12.90%)	59.50%
Total	0.00%	0.00%	38.90%
Effects of tax holidays entitled by the PRC subsidiaries	¥ (9,553)	¥ (87,043)	¥ 83,178
Effects of tax holidays entitled by the PRC subsidiaries on basic earnings/(loss) per share (RMB cent per share)	¥ (0.41)	¥ (4.04)	¥ 4.23